PIMCO Funds

Supplement Dated October 17, 2005 to the

Prospectus for Institutional and Administrative Class Shares of the PIMCO Bond Funds

dated October 1, 2005

Mohamed A. El-Erian, the portfolio manager of the Diversified Income, Emerging Markets Bond and Floating Income Funds, and the head of PIMCO’s Emerging Markets portfolio management group, has accepted a position as President and CEO of the Harvard Management Company and will join the faculty at the Harvard Business School. Effective immediately, Curtis Mewbourne will be responsible for the day-to-day management of the Diversified Income and Floating Income Funds, and Michael Gomez will be similarly responsible for the management of the Emerging Markets Bond Fund. Mr. El-Erian will remain at PIMCO for a transition period of three to six months, during which he will continue as head of PIMCO’s Emerging Markets portfolio management group.

As a result, effective immediately, the following changes are made to the “Individual Portfolio Managers” table on page 70:

Fund	Portfolio Manager	Since	Recent Professional Experience
Diversified Income Floating Income	Curtis Mewbourne	10/05 10/05	Executive Vice President, PIMCO. He is a Portfolio Manager and senior member of PIMCO’s portfolio management and strategy group, specializing in credit portfolios. He joined PIMCO in 1999.
Developing Local Markets Emerging Markets Bond	Michael Gomez	5/05* 10/05	Senior Vice President, PIMCO. He has been a member of the emerging markets team since joining PIMCO in 2003. Prior to joining PIMCO, Mr. Gomez was associated with Goldman Sachs where he was responsible for proprietary trading of bonds issued by Latin American countries. Mr. Gomez joined Goldman Sachs in July 1999.

In addition, effective immediately, the paragraph that immediately follows the “Individual Portfolio Managers” table on page 70 of the prospectus is deleted in its entirety.

PIMCO Funds

Supplement Dated October 17, 2005 to the

Prospectus for Class D Shares of the PIMCO Bond Funds

dated October 1, 2005

Mohamed A. El-Erian, the portfolio manager of the Diversified Income, Emerging Markets Bond and Floating Income Funds, and the head of PIMCO’s Emerging Markets portfolio management group, has accepted a position as President and CEO of the Harvard Management Company and will join the faculty at the Harvard Business School. Effective immediately, Curtis Mewbourne will be responsible for the day-to-day management of the Diversified Income and Floating Income Funds, and Michael Gomez will be similarly responsible for the management of the Emerging Markets Bond Fund. Mr. El-Erian will remain at PIMCO for a transition period of three to six months, during which he will continue as head of PIMCO’s Emerging Markets portfolio management group.

As a result, effective immediately, the following changes are made to the “Individual Portfolio Managers” table on page 33:

Fund	Portfolio Manager	Since	Recent Professional Experience
Diversified Income Floating Income	Curtis Mewbourne	10/05 10/05	Executive Vice President, PIMCO. He is a Portfolio Manager and senior member of PIMCO’s portfolio management and strategy group, specializing in credit portfolios. He joined PIMCO in 1999.
Developing Local Markets Emerging Markets Bond	Michael Gomez	5/05* 10/05	Senior Vice President, PIMCO. He has been a member of the emerging markets team since joining PIMCO in 2003. Prior to joining PIMCO, Mr. Gomez was associated with Goldman Sachs where he was responsible for proprietary trading of bonds issued by Latin American countries. Mr. Gomez joined Goldman Sachs in July 1999.

In addition, effective immediately, the paragraph that immediately follows the “Individual Portfolio Managers” table on page 34 of the prospectus is deleted in its entirety.

PIMCO Funds

Supplement Dated October 17, 2005 to the

Prospectus for Class A, B and C Shares of the PIMCO Bond Funds

dated October 1, 2005

Mohamed A. El-Erian, the portfolio manager of the Diversified Income, Emerging Markets Bond and Floating Income Funds, and the head of PIMCO’s Emerging Markets portfolio management group, has accepted a position as President and CEO of the Harvard Management Company and will join the faculty at the Harvard Business School. Effective immediately, Curtis Mewbourne will be responsible for the day-to-day management of the Diversified Income and Floating Income Funds, and Michael Gomez will be similarly responsible for the management of the Emerging Markets Bond Fund. Mr. El-Erian will remain at PIMCO for a transition period of three to six months, during which he will continue as head of PIMCO’s Emerging Markets portfolio management group.

As a result, effective immediately, the following changes are made to the “Individual Portfolio Managers” table on page 39:

Fund	Portfolio Manager	Since	Recent Professional Experience
Diversified Income Floating Income	Curtis Mewbourne	10/05 10/05	Executive Vice President, PIMCO. He is a Portfolio Manager and senior member of PIMCO’s portfolio management and strategy group, specializing in credit portfolios. He joined PIMCO in 1999.
Developing Local Markets Emerging Markets Bond	Michael Gomez	5/05* 10/05	Senior Vice President, PIMCO. He has been a member of the emerging markets team since joining PIMCO in 2003. Prior to joining PIMCO, Mr. Gomez was associated with Goldman Sachs where he was responsible for proprietary trading of bonds issued by Latin American countries. Mr. Gomez joined Goldman Sachs in July 1999.

In addition, effective immediately, the paragraph that immediately follows the “Individual Portfolio Managers” table on page 39 of the prospectus is deleted in its entirety.